Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 1,922,000	$ 967,000	$ 3,488,000
State	150,000	762,000	3,102,000
Total current	2,072,000	1,729,000	6,590,000
Deferred:
Federal	9,188,000	(3,426,000)	6,615,000
State	4,963,000	(2,560,000)	(3,240,000)
Total deferred	14,151,000	(5,986,000)	3,375,000
Federal tax expense (benefit):
Current	1,922,000	967,000	3,488,000
Deferred	9,188,000	(3,426,000)	6,615,000
State and local tax expense (benefit):
Current	150,000	762,000	3,102,000
Deferred	4,963,000	(2,560,000)	(3,240,000)
Total income tax expense (benefit)	16,223,000	(4,257,000)	9,965,000
Northfield Bancorp, Inc. [Member]
Current:
Federal	11,280,000	6,256,000	7,438,000
State	5,959,000	3,038,000	3,734,000
Deferred:
Federal	(524,000)	940,000	1,880,000
State	(460)	322	1,039
Federal tax expense (benefit):
Current	11,280,000	6,256,000	7,438,000
Deferred	(524,000)	940,000	1,880,000
Federal tax expense (benefit)	10,756,000	7,196,000	9,318,000
State and local tax expense (benefit):
Current	5,959,000	3,038,000	3,734,000
Deferred	(460)	322	1,039
State and local tax expense (benefit)	5,499,000	3,360,000	4,773,000
Total income tax expense (benefit)	$ 16,255,000	$ 10,556,000	$ 14,091,000